Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000211432 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000211432 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000211432 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000211432 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211432 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211432 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211432 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211432 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211432 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211432 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211432 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211432 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211432 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211432 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211432 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000211432 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211432 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211432 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211432 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000211432 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000211432 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000211433 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211433 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000211433 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000211433 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211433 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211433 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211433 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211433 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211433 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211433 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211433 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211433 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211433 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211433 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211433 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000211433 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000211433 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000211433 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000211433 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000211433 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000246458 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246458 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246458 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246458 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246458 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246458 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246458 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246458 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246458 | 80004C200 | Sandisk Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246458 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246458 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246458 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246458 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246458 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000246458 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000246458 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246458 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000246458 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000246458 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246458 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000246458 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.10%